Document And Entity Information	12 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	ICZOOM GROUP INC.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Central Index Key	0001854572
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 3801, Building A, Sunhope e·METRO, No. 7018 Cai Tian Road
Entity Address, Address Line Two	Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	86 755
Local Phone Number	88603072
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE